Allowance for loan losses and credit quality Allocation of the Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	$ 120	$ 685
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	4,537	3,541
Loans and Leases Receivable, Allowance	4,657	4,226	3,755
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	49	328
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,242	922
Loans and Leases Receivable, Allowance	1,291	1,250	1,033
Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	18	12
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	438	355
Loans and Leases Receivable, Allowance	456	367	240
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	53	293
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	2,479	1,985
Loans and Leases Receivable, Allowance	2,532	2,278	2,117
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	41
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	159	191
Loans and Leases Receivable, Allowance	159	232	250
Consumer, Other and Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	11
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	219	88
Loans and Leases Receivable, Allowance	$ 219	$ 99	$ 115